Consolidated Statements Of Shareholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 14,237	$ 74,130,609	$ 6,342,765	$ 16,919,785	$ 97,407,396	$ 259,529	$ 97,666,925
Balance (in Shares) at Dec. 31, 2009	110,250,163
Exercise of share options by employees	82	717,175			717,257		717,257
Exercise of share options by employees (in Shares)	637,720						637,720
Share-based compensation		4,504,806			4,504,806	14,865	4,519,671
Acquisition of CFO East Win							(5,233)
Acquisition of noncontrolling interest of CFO Securities Consulting		(377,893)			(377,893)	(5,233)	(383,126)
Foreign currency translation adjustment			1,688,217		1,688,217		1,688,217
Net income (loss)				1,960,122	1,960,122	(325,963)	1,634,159
Balance at Dec. 31, 2010	14,319	78,974,697	8,030,982	18,879,907	105,899,905	(56,802)	105,843,103
Balance (in Shares) at Dec. 31, 2010	110,887,883
Exercise of share options by employees	6	22,019			22,025		22,025
Exercise of share options by employees (in Shares)	47,500						47,500
Share-based compensation		1,449,862			1,449,862	88,940	1,538,802
Net unrealized losses on available-for-sale securities, net of tax effects			(32,457)		(32,457)		(32,457)
Foreign currency translation adjustment			2,928,723		2,928,723		2,928,723
Net income (loss)				(19,326,909)	(19,326,909)	(137,046)	(19,463,955)
Balance at Dec. 31, 2011	14,325	80,446,578	10,927,248	(447,002)	90,941,149	(104,908)	90,836,241
Balance (in Shares) at Dec. 31, 2011	110,935,383
Exercise of share options by employees	3	3,197			3,200		3,200
Exercise of share options by employees (in Shares)	20,000						20,000
Share-based compensation		713,469			713,469	89,256	802,725
Acquisition of CFO East Win						871,960	871,960
Net unrealized losses on available-for-sale securities, net of tax effects			(13,110)		(13,110)		(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil			45,567		45,567		45,567
Foreign currency translation adjustment			130,115		130,115		130,115
Net income (loss)				(11,855,207)	(11,855,207)	(104,940)	(11,960,147)
Balance at Dec. 31, 2012	$ 14,328	$ 81,163,244	$ 11,089,820	$ (12,302,209)	$ 79,965,183	$ 751,368	$ 80,716,551
Balance (in Shares) at Dec. 31, 2012	110,955,383